COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2021 USD ($)	Nov. 22, 2021 USD ($) item	Sep. 07, 2021 USD ($)	Jul. 20, 2021 USD ($) item	Jul. 19, 2021 USD ($) item
Disclosure of contingent liabilities [line items]
Construction Commitments	$ 60.2
Tahoe Hydro And NV Green
Disclosure of contingent liabilities [line items]
Percentage of membership interest intended acquire					100.00%
Number of cultivation licenses | item					2
Number of production licenses | item					1
Number of distribution licenses | item					1
Total consideration					$ 17.0
Amount of cash included in total consideration					5.0
Amount of debt included in total consideration					3.5
Amount of stock included in total consideration					$ 8.5
Herbal Remedies Dispensaries, LLC
Disclosure of contingent liabilities [line items]
Percentage of membership interest intended acquire				100.00%
Total consideration				$ 30.0
Amount of cash included in total consideration				8.0
Amount of stock included in total consideration				10.0
Amount of sellers notes included in total consideration				$ 12.0
Number of retail dispensaries proposed to be acquired | item				2
Gentle Ventures, LLC , Affiliates
Disclosure of contingent liabilities [line items]
Amount of cash included in total consideration		$ 12.0
Amount of stock included in total consideration		40.0
Amount of sellers notes included in total consideration		$ 3.0
Number of retail dispensaries proposed to be acquired | item		2
Upfront consideration proposed		$ 55.0
Cultivauna, LLC
Disclosure of contingent liabilities [line items]
Percentage of membership interest intended acquire			100.00%
Amount of cash included in total consideration			$ 10.0
Amount of stock included in total consideration			10.0
Upfront consideration proposed			$ 20.0
Additional earn out contingent consideration	$ 40.0